PROPERTY AND EQUIPMENT (Details) (USD $)	Jun. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Property, Plant and Equipment, Gross	$ 3,130,804		$ 3,033,094		$ 1,405,535
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(342,323)		(158,416)		(110,147)
Property, plant and equipment, net	2,788,481		2,874,678		1,295,388
Computer Equipment [Member]
Property, Plant and Equipment, Gross	280,245		242,149		138,823
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross	1,274,837		96,855		96,855
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	62,803		35,856		34,720
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	62,469		62,469		62,469
Building [Member]
Property, Plant and Equipment, Gross	1,450,450
Construction In Progress [Member]
Property, Plant and Equipment, Gross	$ 0	[1]	$ 2,595,765	[1]	$ 1,072,668	[1]

[1]	All construction in progress at September 30, 2011, was for the demonstration facility at Crystal Springs Resort which was completed in October 2011.